FINANCE LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Schedule of finance lease liabilities

(in thousands of $)	June 30, 2023	December 31, 2022
Finance lease liability, current portion	54,873	53,655
Finance lease liability, long-term portion	391,553	419,341
	446,426	472,996